UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenue	$ 713.8	$ 691.6	$ 2,125.8	$ 2,106.3	$ 2,986.4	$ 3,083.8	$ 2,716.3
Expenses:
Direct operating	457.1	433.6	1,440.9	1,306.0	1,886.7	2,207.9	1,922.1
Distribution and marketing	79.4	109.2	306.0	346.0	462.3	304.2	315.2
General and administration	82.4	86.0	259.4	261.6	349.2	387.0	342.7
Depreciation and amortization	4.4	3.0	13.2	11.1	15.6	17.9	18.1
Restructuring and other	40.9	52.5	75.8	61.5	132.9	27.2	6.3
Total expenses	664.2	684.3	2,095.3	1,986.2	2,846.7	2,944.2	2,604.4
Operating income (loss)	49.6	7.3	30.5	120.1	139.7	139.6	111.9
Interest expense	(58.5)	(55.5)	(180.1)	(157.1)	(222.5)	(162.6)	(115.0)
Interest and other income	3.1	1.7	11.4	6.9	19.2	6.4	28.0
Other gains (losses), net	10.1	(0.6)	(5.2)	(14.3)	(20.0)	(21.2)	(8.6)
Loss on extinguishment of debt	(0.3)	0.0	(1.8)	0.0	(1.3)	(1.3)	(3.4)
Gain on investments, net	0.0	4.4	0.0	2.7	3.5	44.0	1.3
Equity interests income (loss)	7.6	4.2	8.5	5.7	8.7	0.5	(3.0)
Income (loss) before income taxes	11.6	(38.5)	(136.7)	(36.0)	(72.7)	5.4	11.2
Income tax provision	(3.2)	(6.3)	(13.3)	(16.7)	(34.2)	(14.3)	(17.3)
Net income (loss)	8.4	(44.8)	(150.0)	(52.7)	(106.9)	(8.9)	(6.1)
Less: Net loss (income) attributable to noncontrolling interests	(2.0)	3.7	(0.4)	6.2	13.4	8.6	17.2
Net income (loss) attributable to Lionsgate Studios Corp. shareholders	$ 6.4	$ (41.1)	$ (150.4)	$ (46.5)	$ (93.5)	$ (0.3)	$ 11.1
Per share information attributable to Lionsgate Studios Corp. shareholders:
Basic net income (loss) per common share (in USD per share)	$ 0.02	$ (0.16)	$ (0.53)	$ (0.18)	$ (0.42)	$ 0	$ 0.04
Diluted net income (loss) per common share (in USD per share)	$ 0.02	$ (0.16)	$ (0.53)	$ (0.18)	$ (0.42)	$ 0	$ 0.04
Weighted average number of common shares outstanding:
Basic (in shares)	288.7	253.4	283.3	253.4	253.4	253.4	253.4
Diluted (in shares)	288.7	253.4	283.3	253.4	253.4	253.4	253.4
Starz Business of Lions Gate Entertainment Corp
Revenue			$ 1,039.0	$ 1,040.0	$ 1,392.4	$ 1,422.5	$ 1,450.7
Expenses:
Direct operating			567.2	520.2	692.6	715.9	655.7
Distribution and marketing			300.6	316.7	423.6	423.5	450.9
General and administration			76.4	97.8	129.2	124.0	116.0
Depreciation and amortization			122.2	118.7	161.8	155.7	152.6
Restructuring and other			0.6	195.4	224.8	89.9	10.5
Goodwill and intangible asset impairment			0.0	663.9	663.9	1,261.7	0.0
Total expenses			1,067.0	1,912.7	2,295.9	2,770.7	1,385.7
Operating income (loss)			(28.0)	(872.7)	(903.5)	(1,348.2)	65.0
Interest expense			(34.7)	(35.8)	(47.2)	(58.6)	(60.9)
Interest and other income			3.1	0.2	3.5	0.6	0.5
Other gains (losses), net			(5.4)	(5.9)	(7.5)	(6.7)	(2.7)
Loss on extinguishment of debt			(4.9)	21.2	21.2	58.7	(24.8)
Income (loss) before income taxes			(69.9)	(893.0)	(933.5)	(1,354.2)	(22.9)
Income tax provision			8.6	89.1	128.9	18.3	(7.1)
Net income (loss) from continuing operations, net of tax			(61.3)	(803.9)	(804.6)	(1,335.9)	(30.0)
Net income (loss) from discontinued operations, net of income taxes			3.1	(88.4)	(110.6)	(535.1)	(125.3)
Net income (loss)			(58.2)	(892.3)	(915.2)	(1,871.0)	(155.3)
Net income (loss) attributable to Lionsgate Studios Corp. shareholders			(58.2)	(892.3)	(915.2)	(1,871.0)	(155.3)
Nonrelated Party
Revenue	$ 626.0	$ 557.9	1,712.3	1,684.2	2,440.5	2,308.3	2,068.1
Related Party
Revenue	$ 87.8	$ 133.7	$ 413.5	$ 422.1	$ 545.9	$ 775.5	$ 648.2